Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment revenues:
Revenues	¥ 2,666,373	¥ 2,520,365	¥ 2,292,708
Segment profits:
Total segment profits	313,988	302,083	258,814
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(32)	0	23
Income before Income Taxes	367,168	504,876	287,561
Segment assets:
Assets	15,266,191	14,270,672	13,563,082
Allowance for credit losses	64,723	69,459	78,945
Trade Notes, Accounts and Other Receivable	441,803	359,949
Other corporate assets	2,034,634	1,732,379
Operating Segment
Segment revenues:
Revenues	2,663,875	2,522,672	2,298,365
Segment profits:
Total segment profits	381,255	531,361	311,277
Segment assets:
Assets	12,595,338	11,999,584	11,341,789
Corporate, Non-Segment
Segment revenues:
Revenues	23,947	16,696	12,010
Segment profits:
Corporate losses	(22,092)	(32,483)	(28,325)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	8,005	5,998	4,609
Segment assets:
Cash and cash equivalents, restricted cash	1,366,908	1,091,812	1,079,575
Allowance for credit losses	(64,723)	(69,459)	(78,945)
Trade Notes, Accounts and Other Receivable	441,803	359,949	354,334
Other corporate assets	926,865	888,786	866,329
Intersegment Eliminations
Segment revenues:
Revenues	¥ (21,449)	¥ (19,003)	¥ (17,667)